Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized	1,000,000	1,000,000
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	920,000	0
Preferred stock, shares outstanding	920,000	0
Preferred stock, liquidation preference	$ 25.00	$ 25.00
Series A Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	11,490,230	9,508,363	8,881,842
Common stock, shares outstanding	11,490,230	9,508,363	8,881,842